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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               ----------
This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ALPS Advisors, Inc.
Address: 1290 Broadway, Suite 1100
         Denver, CO 80203

Form 13F File Number: 028-12230

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bradley J. Swenson
Title: Chief Compliance Officer
Phone: 303-623-2577

Signature, Place, and Date of Signing:


/s/ Bradley J. Swenson              Denver, Colorado   August 12, 2010
---------------------------------   ----------------   ---------------
[Signature]                           [City, State]         [Date]

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Report Type (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   -------------------------------------
28-05690               Matrix Asset Advisors, Inc.
28-06683               TCW Investment Management Co.
28-03579               Schneider Capital Management Corp.
28-04129               M.A. Weatherbie and Co., Inc.
28-03791               Pzena Investment Management
28-12592               The Bank of New York Mellon
28-04557               Wellington Management Company, LLP
28-13552               Arrow Investment Advisors, LLC
28-13456               GNI Capital, Inc.
28-05923               Cornerstone Capital Management, Inc.
28-05179               Mazama Capital Management, Inc.
028-10679              Clough Capital Partners LP
028-10917              Jefferies Group, Inc.
028-11239              Jefferies Asset Management, LLC

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          28

Form 13F Information Table Value Total: $230,026.57
                                        (thousands)

List of Other Included Managers:

No. Form 13F File Number Name

NONE

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Form 13(F) Information Table

                            TITLE OF                VALUE      SHARES OR                  INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                CLASS      CUSIP    (X$1,000)   PRN AMOUNT  SH/PRN PUT/CALL DISCRETION MANAGERS SOLE   SHARED   NONE
COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4            COLUMN 5            COLUMN 6  COLUMN 7       COLUMN 8
------------------------- ------------ --------- ----------- ---------------------------- ---------- -------- --------------------
ECOPETROL SA SPON. ADR    Common Stock 279158109      410.27  14,310.0000   SH              DEFINED                    410.27
INFOSYS TECH-ADR          Common Stock 456788108      983.24  16,412.0000   SH              DEFINED                    983.24
iShrs Barclays TIPS ETF   ETF          464287176   14,121.42   132,087.00   SH              DEFINED                 14,121.42
iShares S&P 500 Index     ETF          464287200   59,016.07   570,424.00   SH              DEFINED                 59,016.07
iShares MSCI EAFE ETF     ETF          464287465   23,946.98   514,878.00   SH              DEFINED                 23,946.98
Ishares Barclays Int ETF  ETF          464288638    7,590.23    72,082.00   SH              DEFINED                  7,590.23
Leucadia National Co      Common Stock 527288104    4,125.39   211,450.00   SH              DEFINED                  4,125.39
MVC Capital Inc           Common Stock 553829102    1,475.46   114,200.00   SH              DEFINED                  1,475.46
STERLITE INDUSTRIES - ADR Common Stock 859737207    1,667.28 117,084.0000   SH              DEFINED                  1,667.28
Vngrd Short-Term Bnd ETF  ETF          921937827   18,747.77   231,454.00   SH              DEFINED                 18,747.77
Vngrd Total Bond Mkt ETF  ETF          921937835   34,432.20   423,104.00   SH              DEFINED                 34,432.20
Vngrd Emerging Mkt ETF    ETF          922042858    7,966.73   209,706.00   SH              DEFINED                  7,966.73
Vngrd REIT ETF            ETF          922908553    5,946.72   127,914.00   SH              DEFINED                  5,946.72
Vngrd Small-Cap ETF       ETF          922908751   11,005.53   194,444.00   SH              DEFINED                 11,005.53
ICICI BANK LTD-SPON ADR   Common Stock 45104G104      804.48  22,260.0000   SH              DEFINED                    804.48
Internet Capital          Common Stock 46059C205    1,321.34   173,860.00   SH              DEFINED                  1,321.34
Health Care Select Sector
SPDR Fund                 ETF          81369Y100    3,960.11   140,579.00   SH              DEFINED                  3,960.11
Consumer Discretionary
Select Sector SPDR Fund   ETF          81369Y209    3,728.20   127,985.00   SH              DEFINED                  3,728.20
Industrial Select Sector
SPDR Fund                 ETF          81369Y308    3,805.28   138,626.00   SH              DEFINED                  3,805.28
Utilities Select Sector
SPDR Fund                 ETF          81369Y407    3,908.27   138,297.00   SH              DEFINED                  3,908.27
Technology Select Sector
SPDR Fund                 ETF          81369Y506    3,798.75   186,213.00   SH              DEFINED                  3,798.75
Consumer Staples Select
Sector SPDR Fund          ETF          81369Y605    3,972.75   155,794.00   SH              DEFINED                  3,972.75
Financial Select Sector
SPDR Fund                 ETF          81369Y704    3,869.49   280,195.00   SH              DEFINED                  3,869.49
Materials Select Sector
SPDR Fund                 ETF          81369Y803    3,807.76   134,265.00   SH              DEFINED                  3,807.76
Energy Select Sector SPDR
Fund                      ETF          81369Y886    3,715.27    74,784.00   SH              DEFINED                  3,715.27
SUNTECH POWER HOLDINGS CO Common Stock 86800C104      454.92  49,609.0000   SH              DEFINED                    454.92
VIVO PARTICIPACOES SA ADR Common Stock 92855S200    1,233.46  47,587.0000   SH              DEFINED                  1,233.46
YINGLI GREEN ENERGY - ADR Common Stock 98584B103      211.20  20,747.0000   SH              DEFINED                    211.20
                                                 $230,026.57 4,640,350.00                                          230,026.57